Property and Equipment - Schedule of Property and Equipment (Details) (Parenthetical) - Laboratory Equipment [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finance lease	$ 1,100	$ 1,100
Accumulated depreciation for finance lease	$ 500	$ 300